RELATED PARTY TRANSACTIONS - Summary of Payables to Affiliated Companies (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Payables to Affiliated Companies	$ 719	$ 39
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Melco International and its subsidiaries [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Payables to Affiliated Companies	$ 669	$ 39
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
iRad [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Payables to Affiliated Companies	$ 50	$ 0
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember